Depreciation	12 Months Ended
Jun. 30, 2022
Depreciations [Abstract]
Depreciation
Note 6.  Depreciation

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Depreciation of property, plant and equipment	7,682	1,209	727
Depreciation of right-of-use assets	59	43	30

	7,741	1,252	757